Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Summary of income from discontinued operations

	December 31,
	2011	2010	2009
Rental income	$107,963	$121,318	$111,244
Non-property income	—	1,845	—

	107,963	123,163	111,244
Rental expenses	40,724	47,296	40,204
Property management fee	2,970	3,337	3,060
Real estate depreciation	43,555	57,858	50,878
Interest	1,967	7,338	6,066
Other expense	227	75	170

	89,443	115,904	100,378
Income before net gain on the sale of depreciable property and income taxes	18,520	7,259	10,866
Gain on the sale of depreciable property	138,508	4,083	2,424
Income tax expense	(13,218)	—	—

Income from discontinued operations	$143,810	$11,342	$13,290